STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]

(10) Stockholders’ Equity

On September 8, 2010, the Corporation commenced a private placement offering (the “Private Placement”) of up to 2,500,000 shares of the Corporation’s common stock, without par value. The shares of common stock being offered were not registered under the Securities Act of 1933 (the “Act”) in reliance of the exemption from registration provided by Section 4(2) of the Act and Rule 506 of SEC Regulation D. As of December 31, 2010, the Corporation had sold 887,638 shares of common stock pursuant to the Private Placement for the aggregate cash consideration of $1,242,000. The Private Placement terminated on March 31, 2011. No additional shares were issued under the Private Placement in 2011 or 2012.